VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 94.7%
Argentina : 5.0%
MercadoLibre, Inc. (USD) * 3,360 $ 5,080,186
Underline
Brazil : 8.1%
Arcos Dorados Holdings, Inc.
(USD) 90,800 1,009,696
Fleury SA 260,820 780,057
JSL SA 980,500 2,431,994
Movida Participacoes SA 624,000 1,057,543
NU Holdings Ltd. (USD) * 87,800 1,047,454
Rede D'Or Sao Luiz SA
144A * 37,700 190,251
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 995,000 1,656,548
8,173,543
China : 19.5%
Baidu, Inc. (ADR) * † 5,800 610,624
BYD Co. Ltd. (HKD) † 20,000 512,101
China Education Group
Holdings Ltd. (HKD) 2,054,976 1,101,266
Fu Shou Yuan International
Group Ltd. (HKD) 797,000 493,059
Full Truck Alliance Co. Ltd.
(ADR) * † 142,000 1,032,340
Galaxy Entertainment Group
Ltd. (HKD) 84,000 422,274
JD.com, Inc. (HKD) 52,819 724,512
KE Holdings, Inc. (ADR) 90,000 1,235,700
Meituan (HKD) 144A * 45,720 564,372
MINISO Group Holding Ltd.
(ADR) † 56,800 1,164,400
NetEase, Inc. (HKD) 57,500 1,191,493
Ping An Bank Co. Ltd. 1,134,770 1,640,293
Prosus NV (EUR) 107,000 3,349,140
Shanghai Baosight Software
Co. Ltd. 128,341 680,376
Shenzhen Inovance
Technology Co. Ltd. 99,000 821,382
Shenzhou International
Group Holdings Ltd. (HKD) 61,000 579,098
Sungrow Power Supply Co.
Ltd. 70,000 995,472
SUPCON Technology Co. Ltd. 33,350 213,014
Tencent Holdings Ltd. (HKD) 25,200 981,538
Trip.com Group Ltd. (ADR) * 8,000 351,120
Yifeng Pharmacy Chain Co.
Ltd. 119,849 649,150
Yum China Holdings, Inc.
(HKD) 7,230 285,020
19,597,744
Egypt : 1.5%
Cleopatra Hospital * 3,136,135 477,037
Commercial International
Bank - Egypt (CIB) 596,503 1,006,504
1,483,541
Georgia : 3.4%
Bank of Georgia Group Plc
(GBP) 46,000 2,927,151
Number
of Shares Value
Georgia (continued)
Georgia Capital Plc (GBP) * 26,800 $ 448,528
3,375,679
Germany : 0.9%
Delivery Hero SE 144A * 31,600 903,583
Underline
Greece : 2.1%
Eurobank Ergasias Services
and Holdings SA * 515,500 991,054
Piraeus Financial Holdings
SA * 264,000 1,103,024
2,094,078
Hungary : 1.9%
OTP Bank Nyrt 41,000 1,887,028
Underline
India : 16.9%
Cholamandalam Investment
and Finance Co. Ltd. 89,400 1,249,647
Delhivery Ltd. * 156,091 837,221
HDFC Bank Ltd. 65,200 1,136,225
HDFC Bank Ltd. (ADR) 27,400 1,533,578
Jio Financial Services Ltd. * 293,133 1,246,752
Oberoi Realty Ltd. 78,600 1,389,868
Phoenix Mills Ltd. 75,400 2,508,813
Reliance Industries Ltd. 164,500 5,879,448
Sterling and Wilson
Renewable * 197,202 1,239,692
17,021,244
Indonesia : 0.7%
Bank Rakyat Indonesia
Persero Tbk PT 1,935,000 739,895
Underline
Kazakhstan : 3.5%
Kaspi.kz JSC (ADR) 27,000 3,473,280
Underline
Mexico : 3.8%
BBB Foods, Inc. (USD) * 13,787 327,855
Qualitas Controladora SAB
de CV 51,783 601,199
Regional SAB de CV 292,300 2,889,871
3,818,925
Philippines : 5.8%
Bloomberry Resorts Corp. * 10,357,900 2,035,651
International Container
Terminal Services, Inc. 666,700 3,779,706
5,815,357
Poland : 1.8%
InPost SA (EUR) * 120,000 1,848,194
Underline
Russia : 0.0%
Detsky Mir PJSC 144A *∞ 784,200 0
Sberbank of Russia PJSC ∞ 340,256 0
0
South Korea : 2.9%
Samsung Biologics Co. Ltd.
144A * 1,350 835,549
SK Hynix, Inc. 15,500 2,053,367
2,888,916
Taiwan : 10.5%
Chroma ATE, Inc. 165,000 1,302,847
MediaTek, Inc. 19,000 688,452
Poya International Co. Ltd. 59,753 929,295

VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Taiwan (continued)
Taiwan Semiconductor
Manufacturing Co. Ltd. 303,000 $ 7,258,728
Wiwynn Corp. 6,000 410,858
10,590,180
Tanzania : 0.9%
Helios Towers Plc (GBP) * 796,071 948,335
Underline
Turkey : 4.1%
MLP Saglik Hizmetleri AS
144A * 353,000 1,995,899
Sok Marketler Ticaret AS 731,928 1,310,451
Tofas Turk Otomobil
Fabrikasi AS * 93,000 783,886
4,090,236
United Arab Emirates : 0.7%
Americana Restaurants
International Plc 831,900 745,306
Underline
United Kingdom : 0.7%
ReNew Energy Global Plc
(USD) * † 114,000 684,000
Underline
Total Common Stocks
(Cost: $77,309,185) 95,259,250
PREFERRED SECURITIES : 5.0%
Brazil : 0.4%
Raizen SA 546,000 385,381
Underline
Number
of Shares Value
South Korea : 4.6%
Samsung Electronics Co. Ltd. 93,700 $ 4,676,772
Underline
Total Preferred Securities
(Cost: $5,567,121) 5,062,153
MONEY MARKET FUND : 1.0%
(Cost: $1,015,391)
Invesco Treasury Portfolio -
Institutional Class 1,015,391 1,015,391
Underline
Total Investments Before Collateral for
Securities Loaned: 100.7%
(Cost: $83,891,697) 101,336,794
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $1,164,922)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,164,922 1,164,922
Total Investments: 101.9%
(Cost: $85,056,619) 102,501,716
Liabilities in excess of other assets: (1.9)% (1,914,892)
NET ASSETS: 100.0% $ 100,586,824
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $3,259,335.
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,489,654, or 4.5% of net assets.